TYPE			13F-HR
PERIOD			03/31/02
FILER
CIK			0001107213
CCC			nodxp$4c
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2002
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA  MAY  14, 2002
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	41
Form 13F Information Table Value Total:	$265,828

List of Other Included Managers:

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109     2797   101700 SH       SOLE                   101700
Apartment Investment and Manag                  03748R101    11575   239300 SH       SOLE                   239300
Archstone Communities Trust                     039583109    17354   647785 SH       SOLE                   647785
Avalon Bay Communities                          053484101     4374    87831 SH       SOLE                    87831
Boston Properties                               101121101     9152   232000 SH       SOLE                   232000
Boykin Lodging Co.                              103430104     1989   213900 SH       SOLE                   213900
Brandywine Realty Trust                         105368203     5633   235700 SH       SOLE                   235700
CBL & Associates Properties, I                  124830100     1414    40000 SH       SOLE                    40000
Camden Property Trust                           133131102     7660   195800 SH       SOLE                   195800
CarrAmerica Realty Corp.                        144418100    13943   443900 SH       SOLE                   443900
Chateau Communities, Inc.                       161726104     3985   138700 SH       SOLE                   138700
Crescent Equities, Inc.                         225756105     4008   206600 SH       SOLE                   206600
Entertainment Properties Trust                  29380T105     2599   115000 SH       SOLE                   115000
Equity Inns Inc.                                294703103     2400   300000 SH       SOLE                   300000
Equity Office Properties Trust                  294741103     9549   318391 SH       SOLE                   318391
Equity Residential Properties                   29476L107     6035   210000 SH       SOLE                   210000
Essex Property Trust, Inc.                      297178105     3501    67100 SH       SOLE                    67100
First Industrial Realty Trust,                  32054K103     8169   238500 SH       SOLE                   238500
General Growth Properties                       370021107     8491   192100 SH       SOLE                   192100
Home Properties of New York, I                  437306103    13239   384300 SH       SOLE                   384300
Hospitality Properties Trust                    44106M102     3663   106700 SH       SOLE                   106700
Host Marriott Corp                              44107P104     7115   595400 SH       SOLE                   595400
JDN Realty Corporation                          465917102     5566   435500 SH       SOLE                   435500
Kimco Realty Corp.                              49446R109     5994   183300 SH       SOLE                   183300
Lasalle Hotel Properties                        517942108     4421   272900 SH       SOLE                   272900
Liberty Property Trust                          531172104     4112   127500 SH       SOLE                   127500
Macerich Company                                554382101     8484   281400 SH       SOLE                   281400
Meristar Hospitality Corp                       58984Y103    10326   565800 SH       SOLE                   565800
Mills Corp                                      601148109     9772   349500 SH       SOLE                   349500
New Plan Excel Realty Trust                     648053106     3208   160000 SH       SOLE                   160000
Pennsylvania REIT                               709102107     1020    40000 SH       SOLE                    40000
Prentiss Properties, Inc.                       740706106     5780   195800 SH       SOLE                   195800
Prologis Trust                                  743410102     9466   405400 SH       SOLE                   405400
Public Storage, Inc.                            74460D109     8353   225700 SH       SOLE                   225700
Regency Realty Corp.                            758849103     3154   108700 SH       SOLE                   108700
SL Green Realty                                 78440X101     1908    56800 SH       SOLE                    56800
Simon Property Group, Inc.                      828806109    12983   397900 SH       SOLE                   397900
Sun Communities, Inc.                           866674104     4409   112200 SH       SOLE                   112200
Taubman Centers Inc.                            876664103     3012   200000 SH       SOLE                   200000
United Dominon Realty                           910197102     6315   398700 SH       SOLE                   398700
Vornado Realty Trust                            929042109     8898   201500 SH       SOLE                   201500